Properties, Plants and Equipment (Summary of Properties, Plants and Equipment)(Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Gross PP&E		$ 1,926.5	$ 1,287.7
Less: accumulated depreciation	[1]	(282.4)	(257.4)
Net PP&E	[1]	1,644.1	1,030.3
Land [Member]
Property, Plant and Equipment [Line Items]
Gross PP&E		13.8	17.4
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross PP&E		30.0	27.3
Pipelines and Related Assets [Member]
Property, Plant and Equipment [Line Items]
Gross PP&E	[1],[2]	259.1	194.8
Terminals and Related Assets [Member]
Property, Plant and Equipment [Line Items]
Gross PP&E	[2]	$ 345.9	334.7
Rail Racks And Related Assets [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, in years	[2]	33 years
Gross PP&E	[2]	$ 136.3	133.5
Fractionator And Related Assets [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, in years	[2]	25 years
Gross PP&E	[2]	$ 626.2
Caverns And Related Assets [Member]
Property, Plant and Equipment [Line Items]
Gross PP&E	[2]	277.5
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross PP&E		$ 237.7	$ 580.0
Minimum [Member] | Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, in years		3 years
Minimum [Member] | Pipelines and Related Assets [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, in years	[2]	10 years
Minimum [Member] | Terminals and Related Assets [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, in years	[2]	25 years
Minimum [Member] | Caverns And Related Assets [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, in years	[2]	25 years
Maximum [Member] | Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, in years		30 years
Maximum [Member] | Pipelines and Related Assets [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, in years	[2]	45 years
Maximum [Member] | Terminals and Related Assets [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, in years	[2]	45 years
Maximum [Member] | Caverns And Related Assets [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, in years	[2]	45 years

[1]	Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.
[2]	Assets for which we are the lessor. See Note 15—Leases.